Common Share capital (Tables)	6 Months Ended
Jun. 30, 2018
Common Share capital
Schedule of authorized share capital
As at	June 30, 2018	December 31, 2017
First Preferred Shares	1 billion	1 billion
Second Preferred Shares	1 billion	1 billion
Common Shares	2 billion	2 billion